EMPLOYEE BENEFIT PLANS - 401(k) Retirement Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
EMPLOYEE BENEFIT PLANS
Number of hours worked | item	1,000
Percentage of employer's match for 401(k) plan	50.00%
Percentage of employee's gross pay for 401(k) plan	7.00%
Expense | $	$ 367	$ 501